STOCKHOLDERS' EQUITY	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
STOCKHOLDERS' EQUITY
Declaration Date	Dividend Per Share	Record Date	Total Maximum Payment		Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012		$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012		$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012		$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012		$15.4	January 4, 2013
February 22, 2013	$0.21	March 15, 2013		$16.0	April 5, 2013
May 3, 2013	$0.21	June 14, 2013		$16.0	July 5, 2013
August 2, 2013	$0.21	September 13, 2013		$16.0	October 4, 2013
November 1, 2013	$0.21	December 13, 2013		$16.0	January 10, 2014
February 28, 2014	$0.22	March 21, 2014	$	NA	April 11, 2014

NOTE 15. STOCKHOLDERS' EQUITY

Dividend Program

Our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Maximum Payment		Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012		$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012		$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012		$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012		$15.4	January 4, 2013
February 22, 2013	$0.21	March 15, 2013		$16.0	April 5, 2013
May 3, 2013	$0.21	June 14, 2013		$16.0	July 5, 2013
August 2, 2013	$0.21	September 13, 2013		$16.0	October 4, 2013
November 1, 2013	$0.21	December 13, 2013		$16.0	January 10, 2014
February 28, 2014	$0.22	March 21, 2014	$	NA	April 11, 2014

NA = Not available

Equity Incentive Plans

On March 28, 2013, the Board adopted, and on May 23, 2013, the stockholders approved, an amendment and restatement of our 2008 Equity Incentive Plan (“2008 Plan”). Among other provisions, the amendment and restatement increased the aggregate number of shares of common stock authorized for issuance under the 2008 Plan by 1.5 million shares to a total of 6.5 million shares and extended the term of the 2008 Plan until May 23, 2018. As of January 3, 2014, approximately 3.0 million shares had been issued as restricted stock awards and 1.7 million shares of restricted stock units were issuable upon the vesting under our 2008 Plan. In addition, approximately 1.8 million shares remained reserved for future grant under the 2008 Plan.

Employee Stock Purchase Plan

Our Employee Stock Purchase Plan (“ESPP”) allows qualifying employees to purchase shares of our common stock through payroll deductions of up to 10% of their compensation, subject to Internal Revenue Code limitations, at a price of 95% of the fair market value as of the end of each of the six-month offering periods. The offering periods commence on January 1 and July 1 of each year.

For the years ended January 3, 2014, December 28, 2012, and December 30, 2011, employees participating in our ESPP purchased approximately 0.4 million shares, 0.1 million shares, and 0.2 million shares, respectively. Cash proceeds generated from employee stock option exercises and purchases by employees under our ESPP for the years ended January 3, 2014, December 28, 2012, and December 30, 2011 were $20.2 million, $8.9 million, and $11.7 million, respectively.

Restricted Stock Awards and Units

We have issued restricted stock awards and units from the 2008 Plan that may contain time-based or time- and performance-based vesting over multiple years. Some awards are subject to the following time- and performance-based vesting conditions:

Single-Performance Criteria

Upon the achievement of an annual net income target generally established in the first quarter of the fiscal year preceding the vesting date.

Multi-Performance Criteria

In March 2013, pursuant to our long-term equity incentive program, we issued performance-based restricted stock unit awards to senior executives that vest at the end of a three-year vesting period with multi-performance criteria. One criterion is the extent to which we achieve a net income performance condition measured on a cumulative basis over a two-year performance period. In addition, there is a market condition based on meeting or exceeding the total stockholder return of the Russell 3000 Index, measured over a three-year performance period. At vesting, these performance-based awards may convert to common stock up to 200% of the targeted amounts, based on achievement of performance targets.

In November 2013, we redesigned our long-term equity incentive program and issued performance-based restricted stock unit awards to senior executives that vest at the end of a three-year vesting period with three performance criteria. Two criteria consist of a net income performance condition measured on a cumulative basis over a three-year performance period and a return on invested capital performance condition measured on an annual basis averaged over a three-year performance period. In addition, there is a market condition based on meeting or exceeding the total stockholder return of the Russell 3000 Index, measured over a three-year performance period. At vesting, these performance-based awards may convert to common stock up to 200% of the targeted amounts, based on achievement of performance targets.

Our restricted stock awards and units are measured based on the stock price on the date that all of the key terms and conditions related to the award are known. Restricted stock awards and units are expensed on a straight-line basis over their respective vesting periods subject to the probability of meeting performance requirements and adjusted for the number of shares expected to be issued.

The grant date fair value for restricted stock awards and units with multi-performance criteria was determined using a Monte Carlo simulation model with the following weighted-average assumptions:

Fiscal year ended
January 3, 2014
Stock price (1)	$47.00
Expected volatility factor (2)	31.30%
Risk-free interest rate (3)	0.33%
Expected annual dividend yield (4)	0%

  The stock price is the closing price of our common stock on the date of when all of the key terms and conditions related to the award are known.
  The stock volatility for each grant was determined based on the historical volatility for the Russell 3000 Index and in correlation to our common stock for a period equal to the estimated performance period.
  The risk-free interest rate for periods equal to the performance period is based on the U.S. Treasury yield curve in effect at the date of grant.
  Dividends are reinvested for purposes of calculating total stockholder return. For purposes of the fair value model, the dividend yield is therefore considered to be 0%.

As of January 3, 2014, we had estimated unrecognized stock-based compensation expense of $46.2 million related to nonvested restricted stock awards and units for which vesting is probable. This expense is expected to be recognized over a weighted-average period of 2.4 years. The following table summarizes the total fair value of vested shares, according to their contractual terms, and the grant date fair value of restricted stock awards and units granted during the years ended January 3, 2014 and December 28, 2012:

	January 3,	December 28,
(In millions)	2014	2012
Fair value of shares vested	$43.9	$42.0
Grant date fair value of restricted stock awards and units granted	$69.2	$54.3

A summary of the status of and changes in our nonvested restricted stock awards and units, according to their contractual terms, as of and for the year ended January 3, 2014, is presented below:

	Year Ended
	January 3, 2014
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 31, 2010	2.5	$42.92
Granted	1.0	$42.39
Vested	(1.0)	$42.47
Forfeited	(0.1)	$43.46
Nonvested at December 31, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03
Granted	1.4	$48.66
Vested	(1.0)	$41.45
Forfeited	(0.3)	$41.90
Nonvested at January 3, 2014	2.8	$43.66

Stock-Based Compensation

We recognize stock-based compensation expense, net of estimated forfeitures, over the vesting periods in “General and administrative expenses” and “Cost of revenues” in our Consolidated Statements of Operations.

The following table presents our stock-based compensation expense related to restricted stock awards and units, our employee stock purchase plan and the related income tax benefits recognized for the years ended January 3, 2014, December 28, 2012, and December 30, 2011:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Stock-based compensation expense:
Restricted stock awards and units	$31.2	$43.1	$44.8
Employee stock purchase plan	0.6	0.5	0.5
Stock-based compensation expense	$31.8	$43.6	$45.3

Stock-based compensation expense included in:
Cost of revenues	$23.5	$33.2	$35.1
General and administrative expenses	8.3	10.4	10.2
Stock-based compensation expense	$31.8	$43.6	$45.3

Total income tax benefits recognized in our net income related to stock-based compensation expense	$11.6	$16.0	$17.3

Stock Repurchase Program

For fiscal years 2012 and 2013, the number of shares authorized under the repurchase program were 3.0 million shares, plus the number of shares equal to the difference between the number of shares authorized to be repurchased in the prior year and the actual number of shares repurchased during the prior year, not to exceed 6.0 million shares in aggregate. In February 2014, our Board of Directors approved a modification of our stock repurchase program to allow for the repurchase of up to 12.0 million shares of our common stock in fiscal year 2014. The Board of Directors may modify, suspend, extend or terminate the program at any time.

The following table summarizes our stock repurchase activities for the years ended January 3, 2014, December 28, 2012, and December 30, 2011:

	Year Ended
	January 3,	December 28,	December 30,
(In millions, except average price paid per share)	2014	2012	2011
Shares of common stock repurchased	2.0	1.0	6.0
Average price paid per share	$45.55	$40.00	$40.47
Cost of common stock repurchased	$93.3	$40.0	$242.8